                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Hoffman Capital Partners, LLC
Address: 17 Hulfish Street
         Princeton, NJ 08540


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Hoffman
Title:   Managing Member
Phone:   (609) 688-3515

Signature, Place, and Date of Signing:

    /s/Robert T. Hoffman   Princeton, NJ      February 12, 2002
    ____________________   __________________ _________________
         [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:     $300,800
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                   Form 13F INFORMATION TABLE

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR        SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT   PRN CALL  DISCRETION     MGRS   SOLE     SHARED    NONE
--------------           --------    -----      -------   -------   --------  ----------     -----  ----------------------

ACME COMMUNICATIONS
  INCCMN                Common Stock  004631107   2,947     437,300  SH       Sole                   437,300  0        0
ALLEGIANCE TELECOM,
  INC.COMMON STOCK      Common Stock  01747T102   8,664   1,045,100  SH       Sole                 1,045,100  0        0
ARTISOFT INC            Common Stock  04314L106     841     491,700  SH       Sole                   491,700  0        0
AUTODESK INCCMN         Common Stock  052769106  12,165     326,400  SH       Sole                   326,400  0        0
AVENUE A INCCMN         Common Stock  053566105   2,767   1,632,700  SH       Sole                 1,632,700  0        0
BINDVIEW DEVELOPMENT
  CORP                  Common Stock  090327107   2,449   1,218,300  SH       Sole                 1,218,300  0        0
BKF CAP GROUP INCCMN    Common Stock  05548G102   7,772     270,800  SH       Sole                   270,800  0        0
CABLEVISION SYS
  CORP-RAINBOWMEDIA
  GROUP                 Common Stock  12686C844  11,504     465,730  SH       Sole                   465,730  0        0
CORVIS CORPCMN          Common Stock  221009103   4,405   1,363,800  SH       Sole                 1,363,800  0        0
CRYOLIFE INC            Common Stock  228903100   6,180     206,000  SH       Sole                   206,000  0        0
DRS TECHNOLOGIES INC    Common Stock  23330X100  16,411     460,345  SH       Sole                   460,345  0        0
ENTERASYS NETWORKS
  INCCMN                Common Stock  293637104   2,085     235,600  SH       Sole                   235,600  0        0
FOUNDRY NETWORKS INC    Common Stock  35063R100   2,136     262,100  SH       Sole                   262,100  0        0
HOLLYWOOD ENTERTAINMENT
  CORPCMN               Common Stock  436141105   9,743     681,800  SH       Sole                   681,800  0        0
ICN PHARMACEUTICALS
  INC.(NEW)             Common Stock  448924100  13,594     405,800  SH       Sole                   405,800  0        0
INTEGRAT PROCESS
  EQUIP CV BD           Convertible
  6 1/4 09/15/2004  MS  Bond          45812KAD0   1,420   3,200,000  PRN      Sole                 3,200,000  0        0
JOURNAL REGISTER CO     Common Stock  481138105   7,835     372,400  SH       Sole                   372,400  0        0
LEAR CORPORATION        Common Stock  521865105   4,298     112,700  SH       Sole                   112,700  0        0
MACK-CALI REALTY CORP   Common Stock  554489104   7,448     240,100  SH       Sole                   240,100  0        0
MBIA INC                Common Stock  55262C100   5,486     102,299  SH       Sole                   102,299  0        0
MC CLATCHY COMPANY
  (HLDG CO)CLASS A
  COMMON STOCK          Common Stock  579489105   8,733     185,800  SH       Sole                   185,800  0        0
MERCURY COMPUTER
  SYSTEMS INC           Common Stock  589378108   8,491     217,100  SH       Sole                   217,100  0        0
MODEM MEDIA INCCMN
  CLASS A               Common Stock  607533106   2,181     651,100  SH       Sole                   651,100  0        0



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NAPRO BIOTHERAPEUTICS
  INC                   Common Stock  630795102   6,120     536,800  SH       Sole                   536,800  0        0
OSHKOSH TRUCK CORPCMN   Common Stock  688239201   5,982     122,700  SH       Sole                   122,700  0        0
PEOPLESOFT INCCMN       Common Stock  712713106   6,541     162,700  SH       Sole                   162,700  0        0
PSINET INC.10.00000000
  02/15/2005 SER: B     Bond          74437CAB7     113   1,500,000  PRN      Sole                 1,500,000  0        0
PSINET INC10.500000
  12/01/2006 SER: B     Bond          74437CAG6      41     550,000  PRN      Sole                   550,000  0        0
PSINET INC11.000000
  08/01/2009 SER: B     Bond          69363VAB3   1,816  24,216,000  PRN      Sole                24,216,000  0        0
PULITZER INCCMN         Common Stock  745769109   6,324     124,000  SH       Sole                   124,000  0        0
REDBACK NETWORKSCMN     Common Stock  757209101   2,381     602,900  SH       Sole                   602,900  0        0
SCHERING-PLOUGH CORP    Common Stock  806605101   8,011     223,700  SH       Sole                   223,700  0        0
SECURITY CAPITAL
  GROUP INCCLASS B      Common Stock  81413P204   8,290     326,770  SH       Sole                   326,770  0        0
SINCLAIR BROADCAST
  GROUP INCCMN CLASS A  Common Stock  829226109  12,468   1,318,000  SH       Sole                 1,318,000  0        0
SMURFIT (JEFFERSON)
  PLC ADRSPONSORED
  ADR CMN               ADRS          47508W107   2,207      98,100  SH       Sole                    98,100  0        0
SONICWALL INCCMN        Common Stock  835470105  15,408     792,600  SH       Sole                   792,600  0        0
SPEEDFAM-IPEC INC       Common Stock  847705100   3,223   1,081,385  SH       Sole                 1,081,385  0        0
TARGET CORPCMN          Common Stock  87612E106  13,193     321,400  SH       Sole                   321,400  0        0
TOO INC                 Common Stock  890333107   4,428     161,000  SH       Sole                   161,000  0        0
TRAVELOCITY COM INCCMN  Common Stock  893953109   4,292     149,500  SH       Sole                   149,500  0        0
UNITED THERAPEUTICS
  CORPCMN               Common Stock  91307C102   1,251     120,200  SH       Sole                   120,200  0        0
UNITEDGLOBALCOM INC
  CL-ACMN CLASS A       Common Stock  913247508   2,419     483,800  SH       Sole                   483,800  0        0
UNUMPROVIDENT
  CORPORATION           Common Stock  91529Y106   9,602     362,200  SH       Sole                   362,200  0        0
VIACOM INC CL-B
  COMMONCMN CLASS B     Common Stock  925524308  13,488     305,500  SH       Sole                   305,500  0        0
WELLS FARGO & CO
  (NEW)CMN              Common Stock  949746101   8,424     193,800  SH       Sole                   193,800  0        0
WESTERN WIRELESS
  CORP.CLASS A          Common Stock  95988E204  12,475     441,600  SH       Sole                   441,600  0        0
YOUNG BROADCASTING
  INC CL-ACMN CLASS A   Common Stock  987434107   2,746     153,000  SH       Sole                   153,000  0        0
         Total                                  300,800












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